CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		7 Months Ended	12 Months Ended
		Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Net revenue		¥ 250	$ 434,505	¥ 3,024,934	¥ 840,695
Cost of materials		(789)	(233,176)	(1,623,324)	(532,217)
Store rental and other operating costs		(1,559)	(229,413)	(1,597,125)	(576,244)
Depreciation and amortization expenses		(917)	(59,163)	(411,883)	(106,690)
Sales and marketing expense		(25,464)	(179,768)	(1,251,506)	(746,018)
General and administrative expenses		(22,005)	(154,032)	(1,072,339)	(379,738)
Store preopening and other expenses		(5,723)	(10,288)	(71,623)	(97,794)
Impairment loss of long-lived assets			(30,057)	(209,249)
Total operating expenses		(56,457)	(895,897)	(6,237,049)	(2,438,701)
Operating loss		(56,207)	(461,392)	(3,212,115)	(1,598,006)
Interest income		11	11,406	79,407	8,915
Interest and financing expenses			(4,543)	(31,629)	(16,121)
Foreign exchange (loss)/ gain, net		(175)	2,850	19,842	13,113
Other (expenses)/ income, net			(905)	(6,303)	(7,777)
Change in the fair value of warrant liability			(1,195)	(8,322)	(19,276)
Net loss before income taxes		(56,371)	(453,779)	(3,159,120)	(1,619,152)
Income tax expense			(199)	(1,387)
Net loss		(56,371)	(453,978)	(3,160,507)	(1,619,152)
Add: Accretion to redemption value of convertible redeemable preferred shares			(79,295)	(552,036)	(1,571,182)
Add: Deemed distribution to a certain holder of Series B convertible redeemable preferred shares			(306)	(2,127)
Less: Net loss attributable to non-controlling interests			(298)	(2,074)
Net loss attributable to the Company's ordinary shareholders and angel shareholders		¥ (56,371)	$ (533,281)	¥ (3,712,596)	¥ (3,190,334)
Loss per share:
Basic and diluted | (per share)	[1]	¥ (0.15)	$ (0.33)	¥ (2.31)	¥ (4.32)
Weighted average shares outstanding used in calculating basic and diluted loss per share:
Basic and diluted	[1]	375,000,000	1,609,200,055	1,609,200,055	739,037,500
Net loss		¥ (56,371)	$ (453,978)	¥ (3,160,507)	¥ (1,619,152)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil			11,410	79,433	(2,076)
Total comprehensive loss		(56,371)	(442,568)	(3,081,074)	(1,621,228)
Add: Accretion to redemption value of convertible redeemable preferred shares			(79,295)	(552,036)	(1,571,182)
Add: Deemed distribution to a certain holder of Series B convertible redeemable preferred shares			(306)	(2,127)
Less: total comprehensive loss attributable to non-controlling interests			(298)	(2,074)
Total comprehensive loss attributable to the Company's ordinary shareholders and angel shareholders		(56,371)	(521,871)	(3,633,163)	(3,192,410)
Revenues from product sales
Net revenues:
Net revenue		¥ 250	432,301	3,009,590	¥ 840,695
Revenues from partnership stores
Net revenues:
Net revenue			$ 2,204	¥ 15,344

[1]	1-to-500 share split concurrent with the completion of IPO in May 2019 was accounted for on a retrospective basis for the calculation of basic and diluted loss per share as if it was completed at the inception of the Company.